Revenues - Summary of revenues (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 7,829.7	$ 9,963.0
Year - Round Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,306.3	5,339.4
Seasonal Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,370.4	3,410.7
PA&A and OEM Engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,153.0	$ 1,212.9